                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:        June 30, 2005
                                                ------------------------


Check here if Amendment              [ ]   Amendment Number:
This Amendment (Check only one.):    [ ]   is a restatement              ----
                                     [ ]   adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:            SAB Capital Advisors, LLC
                 ----------------------------
Address:         712 Fifth Avenue, 42nd Floor
                 ----------------------------
                 New York, NY 10019
                 ----------------------------

Form 13F File Number:      28-06341
                           ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Brian Jackelow
                 ----------------------------
Title:           Chief Financial Officer
                 ----------------------------
Phone:           212-457-8010
                 ----------------------------

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                      New York, NY          August 12, 2005
------------------------------       ------------------      -----------------
         (Signature)                    (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                                 --------------
Form 13F Information Table Entry Total:                 40
                                                 --------------
Form 13F Information Table Value Total:              1,086,014  (thousands)
                                                 --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED
  MEDICAL
  OPTICS INC         COM         00763M108      23,007      578,800   SH               SOLE           0      578,800    0        0
AMERICAN INTL
  GROUP INC          COM         026874107      97,323    1,675,100   SH               SOLE           0    1,675,100    0        0
ATP OIL &
  GAS CORP           COM         00208J108      16,834      719,400   SH               SOLE           0      719,400    0        0
AXIS CAPITAL
  HOLDINGS           SHS         G0692U109      19,623      693,400   SH               SOLE           0      693,400    0        0
B&G FOODS
  INC NEW      UNIT 99/99/9999   05508R205      26,448    1,807,800   SH               SOLE           0    1,807,800    0        0
BANTA CORP           COM         066821109      14,996      330,600   SH               SOLE           0      330,600    0        0
BEARINGPOINT
  INC                COM         074002106      24,681    3,367,100   SH               SOLE           0    3,367,100    0        0
BROOKSTONE INC       COM         114537103       2,407      127,498   SH               SOLE           0      127,498    0        0
SCHWAB CHARLES
  CORP NEW           COM         808513105      14,438    1,280,000   SH               SOLE           0    1,280,000    0        0
CHARMING
  SHOPPES INC        COM         161133103       8,957      960,000   SH               SOLE           0      960,000    0        0
CHARTER
  COMMUNI-
  CATIONS
  INC D              CL A        16117M107      22,111   18,737,744   SH               SOLE           0   18,737,744    0        0
CLAIRES
  STORES INC         COM         179584107       5,849      243,200   SH               SOLE           0      243,200    0        0
COINMACH
  SVC CORP     UNIT 99/99/9999   19259W107      16,362    1,214,733   SH               SOLE           0    1,214,733    0        0
COUNTRYWIDE
  FINANCIAL
  CORP               COM         222372104      53,324    1,381,100   SH               SOLE           0    1,381,100    0        0
DECKERS
  OUTDOOR CORP       COM         243537107      14,238      578,800   SH               SOLE           0      578,800    0        0
DORAL FINL CORP      COM         25811P100      19,385    1,172,000   SH               SOLE           0    1,172,000    0        0
DPL INC              COM         233293109      27,450    1,000,000   SH               SOLE           0    1,000,000    0        0
EDISON INTL          COM         281020107      47,010    1,159,300   SH               SOLE           0    1,159,300    0        0
ENTERASYS
  NETWORKS INC       COM         293637104       1,764    1,959,700   SH               SOLE           0    1,959,700    0        0
GENESIS
  HEALTHCARE
  CORP               COM         37184D101       8,863      191,500   SH               SOLE           0      191,500    0        0
HEALTH NET INC       COM         42222G108      80,354    2,105,700   SH               SOLE           0    2,105,700    0        0
HELEN OF
  TROY CORP LTD      COM         G4388N106      51,717    2,031,286   SH               SOLE           0    2,031,286    0        0
HUNTSMAN CORP        COM         447011107      18,853      930,100   SH               SOLE           0      930,100    0        0
ISHARES TR       S&P GBL TELCM   464287955       3,250       20,000   SH    PUT        SOLE           0       20,000    0        0
MCKESSON CORP        COM         58155Q103      18,122      404,600   SH               SOLE           0      404,600    0        0
MOVIE GALLERY
  INC                COM         624581104      56,883    2,152,195   SH               SOLE           0    2,152,195    0        0
NORTHSTAR RLTY
  FIN CORP           COM         66704R100      22,223    2,118,500   SH               SOLE           0    2,118,500    0        0
PHH CORP           COM NEW       693320202      81,682    3,175,800   SH               SOLE           0    3,175,800    0        0
RHODIA           SPONSORED ADR   762397107      11,521    6,472,300   SH               SOLE           0    6,472,300    0        0
SCOTTISH RE
  GROUP LTD          ORD         G7885T104       1,212       50,000   SH               SOLE           0       50,000    0        0
SOURCECORP           COM         836167106       7,646      385,787   SH               SOLE           0      385,787    0        0
SOUTHERN UN
  CO NEW             COM         844030106      50,688    2,064,704   SH               SOLE           0    2,064,704    0        0
TERRA INDS INC       COM         880915103      59,361    8,716,700   SH               SOLE           0    8,716,700    0        0
FINISH LINE INC      CL A        317923100      35,609    1,882,062   SH               SOLE           0    1,882,062    0        0

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS
  INC                COM         89579K109      13,114      240,000   SH               SOLE           0      240,000    0        0
UNITEDHEALTH
  GROUP INC          COM         91324P952         700       10,000   SH    PUT        SOLE           0       10,000    0        0
TV AZTECA
  S A DE C V     SPONSORED ADR   901145102      74,073    9,695,362   SH               SOLE           0    9,695,362    0        0
WELLPOINT INC        COM         94973V107      17,689      254,000   SH               SOLE           0      254,000    0        0
WENDYS INTL INC      COM         950590109      15,486      325,000   SH               SOLE           0      325,000    0        0
PFSWEB INC           COM         717098107         763      367,000   SH               SOLE           0      367,000    0        0